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1933 Act/Rule 497(e)

August 30, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Investment Trust

File Nos. 033-36528 and 811-06161

To The Commission Staff:

On behalf of Virtus Investment Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses for Virtus AllianzGI Small-Cap Fund (the “Fund”), in the Trust filed under Rule 497(e) on August 19, 2021. The purpose of this filing is to submit the 497(e) filing dated August 19, 2021 in XBRL for the Fund.

Very truly yours,

/s/ Jennifer S. Fromm

Jennifer S. Fromm

Vice President, Chief Legal Officer,

Counsel and Secretary

Virtus Investment Partners, Inc.

cc:	Ralph Summa

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